Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of asset retirement obligations
	Year Ended December 31,
	2021	2020
	(in thousands)
Beginning Balance	$590	$501
Liabilities incurred	185	55
Liabilities settled	(36)	(37)
Accretion	236	71
Ending Balance	$975	$590

Schedule of straight-line method over the estimated useful lives of the assets
Pinnacle and TerraPoiNT network assets	5–8 years
Office equipment, furniture and software	2–5 years
Leasehold improvements	Shorter of the useful life or lease term

Schedule of company’s revenue disaggregated by category and source
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Commercial	$1,302	$205	$2,482	$205
Government contracts	7	5	17	256
Equipment sales	112	6	121	6
Total revenue	$1,421	$216	$2,620	$467

	Year Ended December 31,
	2021	2020
	(in thousands)
Commercial	$400	$—
Government contracts	303	416
Equipment sales	37	113
Other	23	40
Total revenue	$763	$569

Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Cost of goods sold	$539	$54	$1,183	$54
Research and development	1,506	128	3,300	272
Selling, general and administrative	4,718	143	9,475	362
Total stock-based compensation expense	$6,763	$325	$13,958	$688

	Year Ended December 31,
	2021	2020
	(in thousands)
Cost of goods sold	$232	$893
Research and development	621	1,994
Selling, general and administrative	822	4,476
Total stock-based compensation expense	$1,675	$7,363

Schedule of diluted weighted average shares
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands, except per share amounts)
Numerator
Net loss (income)	$(827)	$38,975	$8,884	$66,043
Less: cumulative change in redemption value of preferred units	—	5,643	—	13,831
Net loss (income) attributable to common stockholders	$(827)	$44,618	$8,884	$79,874

Denominator
Weighted average shares – basic	101,071	7,346	99,886	7,346
Weighted average shares – diluted	102,381	7,346	99,886	7,346
Basic (earning) loss per share	$(0.01)	$6.07	$0.09	$10.87
Diluted (earning) loss per share	$(0.01)	$6.07	$0.09	$10.87

	Year Ended December 31,
	2021	2020
	(in thousands, except per share amounts)
Numerator
Net loss	$144,666	$137,336
Less cumulative change in redemption value of preferred units	13,831	33,072
Net loss attributable to common stockholders	$158,497	$170,408

Denominator
Weighted average shares – basic and diluted	23,561	7,346

Basic and diluted loss per share	$6.73	$23.20

Schedule of anti-dilutive unvested restricted stock units
	Three Months Ended June 30,		Six Months Ended June 30,
Antidilutive Shares Excluded	2022	2021	2022	2021
	(in thousands)		(in thousands)
Warrants	18,750	17,667	18,750	17,667
Stock Options	616	2,061	2,399	2,061
Unvested Restricted Stock Units	3,207	112	3,251	112
Unvested Restricted Stock Awards	—	—	1,276	—
Preferred units	—	47,652	—	47,652

	December 31,
Antidilutive Shares Excluded	2021	2020
	(in thousands)
Warrants	18,750	16,287
Stock Options	1,950	2,025
Unvested Restricted Stock Units	2,896	168
Unvested Restricted Stock Awards	1,070	—
Preferred units	—	47,652